Prepaid Expenses and Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets

5. Prepaid Expenses and Other Assets

Prepaid expenses and other assets consisted of the following (in thousands):

	March 31,	December 31,
	2020	2019
Prepaid insurance	$303	$150
Prepaid software licenses and maintenance	299	238
Prepaid research and development expenses	3,668	2,985
Other prepaid expenses	303	266

Total prepaid expenses and other current assets	4,573	3,639
Less long-term portion	2,353	2,134

Total prepaid expenses and other assets, current	$2,220	$1,505

5. Prepaid Expenses and Other Assets

Prepaid expenses and other assets consisted of the following (in thousands):

	December 31,
	2018	2019
Prepaid insurance	$98	$150
Prepaid software licenses and maintenance	126	238
Prepaid research and development expenses	1,715	2,985
Prepaid rent and related security deposits	104	168
Other prepaid expenses	88	98

Total prepaid expenses and other current assets	2,131	3,639
Less long-term portion	1,525	2,134

Total prepaid expenses and other assets, current	$606	$1,505